PROVISION FOR DISMANTLEMENT	12 Months Ended
Dec. 31, 2020
PROVISION FOR DISMANTLEMENT [abstract]
Disclosure of provision for dismantlement

29.      PROVISION FOR DISMANTLEMENT

	2019	2020

At January 1	54,878	65,602
New projects(1)	3,309	3,765
Revision(1)	5,117	35
Utilization	(1,141)	(444)
Deletion	(15)	(115)
Unwinding of discount(2) (note 8)	2,794	2,636
Exchange differences	660	(1,119)

At December 31	65,602	70,360

Current portion of provision for dismantlement included in other payables and accrued liabilities (note 26)	(1,439)	(916)

At December 31	64,163	69,444

(1)         The amounts are included in the additions of oil and gas properties in note 14.

(2)         The discount rates used for calculating the provision for dismantlement is 3.25%-4.25% (2019：3.50%-4.25%，2018: 5% ).